LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                  June 30, 2001

                                   (Unaudited)







This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.
______________________________________________________________________

Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-9056H

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                             COMBINED BALANCE SHEET
                                 June 30, 2001


                                     ASSETS

Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

1,605,202      qualified shares            (Cost  $10,424,418)     $  8,154,429
283,536        non-qualified shares        (Cost  $ 2,245,203)        1,440,318

Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund)

73,431         qualified shares            (Cost  $   823,535)        1,010,415
10,327         non-qualified shares        (Cost  $   126,192)          142,099

Delaware Group Decatur Fund, Inc.

528,033        qualified shares            (Cost  $ 5,880,946)        9,224,749
187,803        non-qualified shares        (Cost  $ 2,121,888)        3,280,911

Windsor Fund

428,466        qualified shares            (Cost  $ 4,784,931)        6,894,016
102,126        non-qualified shares        (Cost  $ 1,406,945)        1,643,200

Dreyfus Third Century Fund

891,717        qualified shares            (Cost  $ 4,040,668)        8,926,094
28,646         non-qualified shares        (Cost  $   179,310)          286,738

Windsor Fund B

200,433        qualified shares            (Cost  $ 3,387,518)        3,224,961
66,471         non-qualified shares        (Cost  $ 1,090,964)        1,069,514

CIGNA High Yield Fund, Inc.

49,235         qualified shares            (Cost  $   497,101)          244,701
77,242         non-qualified shares        (Cost  $   708,843)          383,892

Total Assets                                                       $ 45,926,037

                            CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

450,997        qualified accumulation units     ($18.0808950  per unit)      $    8,154,429
               outstanding
99,755         non-qualified accumulation       ($14.4385500  per unit)           1,440,318
               units outstanding


Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund)

96,147         qualified accumulation units     ($10.5090600  per unit)           1,010,415
               outstanding
13,828         non-qualified accumulation       ($10.2761710  per unit)             142,099
               units outstanding

Delaware Group Decatur Fund, Inc.

325,225        qualified accumulation units
               outstanding                      ($28.3642070  per unit)           9,224,749
118,984        non-qualified accumulation
               units outstanding                ($27.5743910  per unit)           3,280,911

Windsor Fund

268,412        qualified accumulation units
               outstanding                      ($25.6844560  per unit)           6,894,016
72,380         non-qualified accumulation
               units outstanding                ($22.7023990  per unit)           1,643,200

Dreyfus Third Century Fund

317,951        qualified accumulation units
               outstanding                      ($28.0738050  per unit)           8,926,094
11,611         non-qualified accumulation
               units outstanding                ($24.6953870  per unit)             286,738

Windsor Fund B

109,705        qualified accumulation units
               outstanding                      ($29.3966670  per unit)           3,224,961
35,807         non-qualified accumulation
               units outstanding                ($29.8688500  per unit)           1,069,514

CIGNA High Yield Fund, Inc.

48,953         qualified accumulation units
               outstanding                      ($ 4.9986900  per unit)             244,701
75,756         non-qualified accumulation
               units outstanding                ($ 5.0674850  per unit)             383,892


Contract Owners' Equity                                                      $   45,926,037

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001



                                                                  Seligman                 Seligman
                                                                Growth Fund,             Growth Fund,
                                                                    Inc.                     Inc.
                                                                  Qualified              Non-Qualified

Investment Income:
   Dividends                                                $          0                $         0

Expenses:
   Mortality risk and expense fees guarantees (Note 3)            41,456                      6,742

     Investment income - net                                     (41,456)                    (6,742)

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                            0                          0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                              1,696,020                     16,765
     Cost of shares sold                                       1,967,298                     21,010

     Net realized Gain (Loss) on investments                    (271,278)                    (4,245)

   Net unrealized Gain (Loss) on investments                    (772,543)                  (173,188)

     Net realized and unrealized Gain (Loss) on
      investments                                             (1,043,821)                  (177,433)

Net Increase (Decrease) in Net Assets
from Investment Operations                                  $ (1,085,277)               $  (184,175)

The accompanying notes are an integral part of these financial statements.

                                                                Oppenheimer              Oppenheimer
                                                                  Multiple                 Multiple
                                                                 Strategies               Strategies
                                                               Fund (formerly           Fund (formerly
                                                                Oppenheimer              Oppenheimer
                                                                   Fund)                    Fund)
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                                $     14,802                $     2,093

Expenses:
   Mortality risk and expense fees
    guarantees (Note 3)                                            4,474                        642

     Investment income - net                                      10,328                      1,451

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                            0                          0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                 25,201                     19,436
     Cost of shares sold                                          24,683                     16,502

     Net realized Gain (Loss) on investments                         518                      2,934

   Net unrealized Gain (Loss) on investments                      31,823                      2,428

     Net realized and unrealized Gain (Loss) on investments       32,341                      5,362

Net Increase (Decrease) in Net Assets
from Investment Operations                                  $     42,669                $     6,813


   The accompanying notes are an integral part of these financial statements.

                                                                  Delaware                 Delaware
                                                                   Group                    Group
                                                                  Decatur                  Decatur
                                                                 Fund, Inc.               Fund, Inc.
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                                $       48,625              $      16,926

Expenses:
   Mortality risk and expense fees guarantees (Note 3)              42,857                     14,880

     Investment income - net                                         5,768                      2,046

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                              0                          0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                  736,480                    160,442
     Cost of shares sold                                           519,402                    170,491

     Net realized Gain (Loss) on investments                       217,078                    (10,049)

   Net unrealized Gain (Loss) on investments                      (431,474)                   (63,083)

     Net realized and unrealized Gain (Loss) on investments       (214,396)                   (73,132)

Net Increase (Decrease) in Net Assets
from Investment Operations                                  $     (208,628)             $     (71,086)

   The accompanying notes are an integral part of these financial statements.


                                                                  Windsor                  Windsor
                                                                    Fund                     Fund
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                                $       48,019              $      11,165

Expenses:
   Mortality risk and expense fees guarantees (Note 3)              31,639                      7,139

     Investment income - net                                        16,380                      4,026

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                              0                          0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                  721,653                      7,138
     Cost of shares sold                                           672,321                      6,528

     Net realized Gain (Loss) on investments                        49,332                        610

   Net unrealized Gain (Loss) on investments                       298,009                     80,883

     Net realized and unrealized Gain (Loss) on investments        347,341                     81,493

Net Increase (Decrease) in Net Assets
from Investment Operations                                $        363,721              $      85,519

   The accompanying notes are an integral part of these financial statements.



                                                                  Dreyfus                  Dreyfus
                                                               Third Century            Third Century
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                              $             0               $           0

Expenses:
   Mortality risk and expense fees guarantees (Note 3)             43,580                       1,399


     Investment income - net                                      (43,580)                     (1,399)

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                             0                           0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                 555,873                      16,249
     Cost of shares sold                                          604,177                      17,302

     Net realized Gain (Loss) on investments                      (48,304)                     (1,053)

   Net unrealized Gain (Loss) on investments                   (1,560,277)                    (50,231)

     Net realized and unrealized Gain (Loss)
      on investments                                           (1,608,581)                    (51,284)

Net Increase (Decrease) in Net Assets
from Investment Operations                                $    (1,652,161)              $     (52,683)

   The accompanying notes are an integral part of these financial statements.


                                                                  Windsor                  Windsor
                                                                   Fund B                   Fund B
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                              $        22,188               $       7,264

Expenses:
   Mortality risk and expense fees guarantees (Note 3)             14,367                       4,649

     Investment income - net                                        7,821                       2,616

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                             0                           0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                 123,306                       5,905
     Cost of shares sold                                          111,757                       5,383

     Net realized Gain (Loss) on investments                       11,549                         522

   Net unrealized Gain (Loss) on investments                      153,591                      52,493

     Net realized and unrealized Gain (Loss)
      on investments                                              165,140                      53,015

Net Increase (Decrease) in Net Assets
from Investment Operations                                $       172,961               $      55,631

   The accompanying notes are an integral part of these financial statements.

                                                                   CIGNA                    CIGNA
                                                                 High Yield               High Yield
                                                                 Fund, Inc.               Fund, Inc.
                                                                 Qualified              Non-Qualified
Investment Income:
   Dividends                                              $        16,732               $      33,051

Expenses:
   Mortality risk and expense fees guarantees (Note 3)              1,152                       2,312

     Investment income - net                                       15,580                      30,739

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions:                             0                           0

   Net realized Gain (Loss) on investments:
     Proceeds from sale of shares                                   1,668                     212,020
     Cost of shares sold                                            1,689                     352,336

     Net realized Gain (Loss) on investments                          (21)                   (140,316)

   Net unrealized Gain (Loss) on investments                      (22,512)                     98,329

     Net realized and unrealized Gain (Loss) on investments       (22,533)                    (41,987)

Net Increase (Decrease) in Net Assets
from Investment Operations                                $        (6,953)              $     (11,248)


   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001


                                                                               Seligman                   Seligman
                                                                             Growth Fund,               Growth Fund,
                                                                                 Inc.                       Inc.
                                                                               Qualified               Non-Qualified
Investment Operations:
   Investment income-net                                                    $    (41,456)              $      (6,742)
   Realized capital gain distributions                                                 0                           0
   Net realized gain (loss) on investments                                      (271,278)                     (4,245)
   Net unrealized gain (loss) on investments                                    (772,543)                   (173,188

   Net increase (decrease) in net assets from investment operations           (1,085,277)                   (184,175)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                           3,780                           0
   Net contract surrenders and transfers out (Note 3)                         (1,430,505)                          0
   Benefit payment to annuitants                                                 (31,142)                    (10,023)

    Net Increase (Decrease) from accumulation unit transactions               (1,457,867)                    (10,023)

Net Increase (Decrease) in Net Assets                                         (2,543,144)                   (194,198)

Net Assets:
    Net assets at December 31, 2000                                           10,697,573                   1,634,516

    Net assets at June 30, 2001                                             $  8,154,429               $   1,440,318

                          Year Ended December 31, 2000

                                                                               Seligman                  Seligman
                                                                             Growth Fund,               Growth Fund,
                                                                                 Inc.                       Inc.
                                                                              Qualified                Non-Qualified
Investment Operations:
   Investment income-net                                                    $   128,359                $      19,627
   Realized capital gain distributions                                        2,378,304                      357,800
   Net realized gain (loss) on investments                                      480,889                       33,390
   Net unrealized gain (loss) on investments                                 (5,157,324)                    (741,235)

   Net increase (decrease) in net assets from investment operations          (2,169,772)                    (330,418)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                          6,742                          180
   Net contract surrenders and transfers out (Note 3)                        (2,307,581)                     (79,894)
   Benefit payment to annuitants                                                (79,658)                    (163,203)

    Net Increase (Decrease) from accumulation unit transactions             $(2,380,497)               $    (242,917)

Net Increase (Decrease) in Net Assets                                        (4,550,269)                    (573,335)

Net Assets:
   Net assets at December 31, 1999                                           15,247,842                    2,207,851

   Net assets at December 31, 2000                                          $10,697,573                $   1,634,516

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                                  Oppenheimer               Oppenheimer
                                                                                    Multiple                  Multiple
                                                                                Strategies Fund           Strategies Fund
                                                                                   (formerly                 (formerly
                                                                                  Oppenheimer               Oppenheimer
                                                                                     Fund)                     Fund)
                                                                                   Qualified               Non-Qualified
Investment Operations:
   Investment income-net                                                       $      10,328                  $    1,451
   Realized capital gain distributions                                                     0                           0
   Net realized gain (loss) on investments                                               518                       2,934
   Net unrealized gain (loss) on investments                                          31,823                       2,428

   Net increase (decrease) in net assets from investment operations                   42,669                       6,813


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                                  56                           0
   Net contract surrenders and transfers out (Note 3)                                (17,459)                    (18,194)
   Benefit payment to annuitants                                                      (3,320)                       (600)

    Net Increase (Decrease) from accumulation unit transactions                      (20,723)                    (18,794)


Net Increase (Decrease) in Net Assets                                                 21,946                     (11,981)

Net Assets:
    Net assets at December 31, 2000                                                  988,469                     154,080

    Net assets at June 30, 2001                                                $   1,010,415                  $  142,099

                          Year Ended December 31, 2000

                                                                                  Oppenheimer                Oppenheimer
                                                                                    Multiple                   Multiple
                                                                                Strategies Fund            Strategies Fund
                                                                                   (formerly                  (formerly
                                                                                  Oppenheimer                Oppenheimer
                                                                                     Fund)                      Fund)
                                                                                   Qualified                Non-Qualified
Investment Operations:
   Investment income-net                                                       $     28,550                   $     4,376
   Realized capital gain distributions                                               47,153                         7,295
   Net realized gain (loss) on investments                                           51,345                         1,004
   Net unrealized gain (loss) on investments                                        (67,864)                       (3,407)

   Net increase (decrease) in net assets from investment operations                  59,184                         9,268


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                                404                             0
   Net contract surrenders and transfers out (Note 3)                              (224,838)                      (13,771)
   Benefit payment to annuitants                                                     (6,548)                       (1,209)

    Net Increase (Decrease) from accumulation unit transactions                    (230,982)                      (14,980)

Net Increase (Decrease) in Net Assets                                              (171,798)                       (5,712)

Net Assets:
   Net assets at December 31, 1999                                                1,160,267                       159,792

   Net assets at December 31, 2000                                            $     988,469                   $   154,080

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                                    Delaware                    Delaware
                                                                                     Group                       Group
                                                                                    Decatur                     Decatur
                                                                                   Fund, Inc.                  Fund, Inc.
                                                                                   Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $      5,768                   $      2,046
   Realized capital gain distributions                                                    0                              0
   Net realized gain (loss) on investments                                          217,078                        (10,049)
   Net unrealized gain (loss) on investments                                       (431,474)                       (63,083)

   Net increase (decrease) in net assets from investment operations                (208,628)                       (71,086)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                              9,511                              0
   Net contract surrenders and transfers out (Note 3)                              (667,096)                       (11,917)
   Benefit payment to annuitants                                                    (35,538)                       (81,234)

    Net Increase (Decrease) from accumulation unit transactions                    (693,123)                       (93,151)

Net Increase (Decrease) in Net Assets                                              (901,751)                      (164,237)

Net Assets:
    Net assets at December 31, 2000                                              10,126,500                      3,445,148

    Net assets at June 30, 2001                                                $  9,224,749                   $  3,280,911

                          Year Ended December 31, 2000

                                                                                    Delaware                    Delaware
                                                                                     Group                       Group
                                                                                    Decatur                     Decatur
                                                                                   Fund, Inc.                  Fund, Inc.
                                                                                   Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $    144,929                   $     42,149
   Realized capital gain distributions                                                    0                              0
   Net realized gain (loss) on investments                                         (501,256)                       (40,868)
   Net unrealized gain (loss) on investments                                        961,725                        256,448

   Net increase (decrease) in net assets from investment operations                 605,398                        257,729


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                             25,194                              0
   Net contract surrenders and transfers out (Note 3)                            (4,059,573)                      (326,372)
   Benefit payment to annuitants                                                   (241,709)                       (43,564)

    Net Increase (Decrease) from accumulation unit transactions                  (4,276,088)                      (369,936)

Net Increase (Decrease) in Net Assets                                            (3,670,690)                      (112,207)

Net Assets:
   Net assets at December 31, 1999                                               13,797,190                      3,557,355

   Net assets at December 31, 2000                                             $ 10,126,500                   $  3,445,148


   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001


                                                                                  Windsor                    Windsor
                                                                                    Fund                       Fund
                                                                                 Qualified                Non-Qualified
Investment Operations:
   Investment income-net                                                       $    16,380                    $   4,026
   Realized capital gain distributions                                                   0                            0
   Net realized gain (loss) on investments                                          49,332                          610
   Net unrealized gain (loss) on investments                                       298,009                       80,883

   Net increase (decrease) in net assets from investment operations                363,721                       85,519


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                            42,885                            0
   Net contract surrenders and transfers out (Note 3)                             (646,051)                           0
   Benefit payment to annuitants                                                   (57,417)                           0

    Net Increase (Decrease) from accumulation unit transactions                   (660,583)                           0

Net Increase (Decrease) in Net Assets                                             (296,862)                      85,519

Net Assets:
    Net assets at December 31, 2000                                              7,190,878                    1,557,681

    Net assets at June 30, 2001                                                $ 6,894,016                   $1,643,200


                          Year Ended December 31, 2000

                                                                                    Windsor                   Windsor
                                                                                     Fund                      Fund
                                                                                   Qualified               Non-Qualified
Investment Operations:
   Investment income-net                                                       $     53,887                  $   10,131
   Realized capital gain distributions                                              764,543                     165,446
   Net realized gain (loss) on investments                                          196,096                       6,079
   Net unrealized gain (loss) on investments                                       (109,413)                     31,929

   Net increase (decrease) in net assets from investment operations                 905,113                     213,585


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                            150,468                           0
   Net contract surrenders and transfers out (Note 3)                            (1,808,487)                   (456,086)
   Benefit payment to annuitants                                                    (99,789)                          0

    Net Increase (Decrease) from accumulation unit transactions                  (1,757,808)                   (456,086)

Net Increase (Decrease) in Net Assets                                              (852,695)                   (242,501)

Net Assets:
   Net assets at December 31, 1999                                                8,043,573                   1,800,182

   Net assets at December 31, 2000                                             $  7,190,878                  $1,557,681

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                                  Dreyfus                      Dreyfus
                                                                               Third Century                Third Century
                                                                                 Qualified                  Non-Qualified
Investment Operations:
   Investment income-net                                                       $   (43,580)                   $    (1,399)
   Realized capital gain distributions                                                   0                              0
   Net realized gain (loss) on investments                                         (48,304)                        (1,053)
   Net unrealized gain (loss) on investments                                    (1,560,277)                       (50,231)

   Net increase (decrease) in net assets from investment operations             (1,652,161)                       (52,683)



Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                             4,515                              0
   Net contract surrenders and transfers out (Note 3)                             (496,121)                       (14,427)
   Benefit payment to annuitants                                                   (18,644)                          (423)

    Net Increase (Decrease) from accumulation unit transactions                   (510,250)                       (14,850)

Net Increase (Decrease) in Net Assets                                           (2,162,411)                       (67,533)

Net Assets:
    Net assets at December 31, 2000                                              11,088,505                       354,271

    Net assets at June 30, 2001                                                $  8,926,094                   $   286,738


                          Year Ended December 31, 2000

                                                                                   Dreyfus                     Dreyfus
                                                                                Third Century               Third Century
                                                                                  Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $    (46,177)                  $    (1,390)
   Realized capital gain distributions                                              747,941                        23,589
   Net realized gain (loss) on investments                                           11,257                         2,176
   Net unrealized gain (loss) on investments                                     (2,540,097)                      (79,633)

   Net increase (decrease) in net assets from investment operations              (1,827,076)                      (55,258)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                              2,497                             0
   Net contract surrenders and transfers out (Note 3)                            (1,172,226)                      (23,725)
   Benefit payment to annuitants                                                    (25,656)                       (1,096)

    Net Increase (Decrease) from accumulation unit transactions                  (1,195,385)                      (24,821)

Net Increase (Decrease) in Net Assets                                            (3,022,461)                      (80,079)

Net Assets:
   Net assets at December 31, 1999                                               14,110,966                       434,350

   Net assets at December 31, 2000                                             $ 11,088,505                   $   354,271

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001


                                                                                   Windsor                     Windsor
                                                                                    Fund B                      Fund B
                                                                                  Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $      7,821                   $     2,616
   Realized capital gain distributions                                                    0                             0
   Net realized gain (loss) on investments                                           11,549                           522
   Net unrealized gain (loss) on investments                                        153,591                        52,493

   Net increase (decrease) in net assets from investment operations                 172,961                        55,631


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                              9,814                             0
   Net contract surrenders and transfers out (Note 3)                               (96,492)                            0
   Benefit payment to annuitants                                                    (22,261)                       (1,256)

    Net Increase (Decrease) from accumulation unit transactions                    (108,939)                       (1,256)

Net Increase (Decrease) in Net Assets                                               (64,022)                      (54,375)

Net Assets:
    Net assets at December 31, 2000                                               3,160,939                     1,015,139

    Net assets at June 30, 2001                                                $  3,224,961                   $ 1,069,514


                          Year Ended December 31, 2000

                                                                                    Windsor                     Windsor
                                                                                     Fund B                      Fund B
                                                                                   Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $    23,406                    $  5,774
   Realized capital gain distributions                                             336,566                     107,844
   Net realized gain (loss) on investments                                           4,370                      33,889
   Net unrealized gain (loss) on investments                                        25,231                      (2,191)

   Net increase (decrease) in net assets from investment operations                389,573                     145,316


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                            28,909                           0
   Net contract surrenders and transfers out (Note 3)                           (1,055,616)                   (682,005)
   Benefit payment to annuitants                                                    (9,103)                     (2,230)

    Net Increase (Decrease) from accumulation unit transactions                 (1,035,810)                   (684,235)

Net Increase (Decrease) in Net Assets                                             (646,237)                   (538,919)

Net Assets:
   Net assets at December 31, 1999                                               3,807,176                   1,554,058

   Net assets at December 31, 2000                                             $ 3,160,939                   1,015,139

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2001

                                                                                   CIGNA                       CIGNA
                                                                                 High Yield                  High Yield
                                                                                 Fund, Inc.                  Fund, Inc.
                                                                                 Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $    15,580                    $   30,739
   Realized capital gain distributions                                                   0                             0
   Net realized gain (loss) on investments                                             (21)                     (140,316)
   Net unrealized gain (loss) on investments                                       (22,512)                       98,329

   Net increase (decrease) in net assets from investment operations                 (6,953)                      (11,248)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                                 0                             0
   Net contract surrenders and transfers out (Note 3)                                    0                      (207,360)
   Benefit payment to annuitants                                                      (466)                       (2,348)

    Net Increase (Decrease) from accumulation unit transactions                       (466)                     (209,708)

Net Increase (Decrease) in Net Assets                                               (7,419)                     (220,956)

Net Assets:
    Net assets at December 31, 2000                                                252,120                       604,848

    Net assets at June 30, 2001                                                $   244,701                    $  383,892


                          Year Ended December 31, 2000

                                                                                   CIGNA                       CIGNA
                                                                                 High Yield                  High Yield
                                                                                 Fund, Inc.                  Fund, Inc.
                                                                                 Qualified                 Non-Qualified
Investment Operations:
   Investment income-net                                                       $   35,103                     $   89,811
   Realized capital gain distributions                                                  0                              0
   Net realized gain (loss) on investments                                        (11,003)                       (38,254)
   Net unrealized gain (loss) on investments                                     (106,527)                      (258,801)

   Net increase (decrease) in net assets from investment operations               (82,427)                      (207,244)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                                0                              0
   Net contract surrenders and transfers out (Note 3)                             (37,082)                      (150,675)
   Benefit payment to annuitants                                                  (14,952)                        (4,159)

    Net Increase (Decrease) from accumulation unit transactions                   (52,034)                      (154,834)

Net Increase (Decrease) in Net Assets                                            (134,461)                      (362,078)

Net Assets:
   Net assets at December 31, 1999                                                386,581                        966,926

   Net assets at December 31, 2000                                             $  252,120                    $   604,848

                                      -14-

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2001



Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund), Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the tax qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended June 30, 2001 were $ 40,561 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended June 30, 2001 were as follows:

         Transfers between Separate
          Account A subdivisions                        $      0

         Transfers from the General
          Account                                       $ 30,000

         Transfers to the General
          Account                                       $433,782
                                      -16-

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended June 30, 2001, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2001, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions:

The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  period  ended  December  31,  2000  and  units outstanding at June 30, 2001 were as follows:


                                                                    Seligman                 Seligman
                                                                  Growth Fund,             Growth Fund,
                                                                      Inc.                     Inc.
                                                                    Qualified              Non-Qualified

Units outstanding at December 31, 2000                               530,109                  100,436

Units purchased and transfers in                                         200                        0

Benefits, surrenders and transfers out                               (79,312)                    (681)

Units outstanding at June 30, 2001                                   450,997                   99,755

                                                                   Oppenheimer               Oppenheimer
                                                                    Multiple                  Multiple
                                                                 Strategies Fund           Strategies Fund
                                                                    (formerly                 (formerly
                                                                   Oppenheimer               Oppenheimer
                                                                      Fund                      Fund
                                                                    Qualified               Non-Qualified

Units outstanding at December 31, 2000                                98,166                     15,649

Units purchased and transfers in                                           5                          0

Benefits, surrenders and transfers out                                (2,024)                    (1,821)

Units outstanding at June 30, 2001                                    96,147                     13,828


                                                                     Delaware                   Delaware
                                                                      Group                      Group
                                                                     Decatur                    Decatur
                                                                    Fund Inc.                  Fund Inc.
                                                                    Qualified                Non-Qualified

Units outstanding at December 31, 2000                               349,431                    122,338

Units purchased and transfers in                                         334                          0

Benefits, surrenders and transfers out                               (24,540)                    (3,354)

Units outstanding at June 30, 2001                                   325,225                    118,984




                                                                     Windsor                   Windsor
                                                                      Fund                      Fund
                                                                    Qualified               Non-Qualified

Units outstanding at December 31, 2000                               295,312                   72,380

Units purchased and transfers in                                       1,746                        0

Benefits, surrenders and transfers out                               (28,646)                       0

Units outstanding at June 30, 2001                                   268,412                   72,380


                                                                     Dreyfus                   Dreyfus
                                                                  Third Century             Third Century
                                                                    Qualified               Non-Qualified

Units outstanding at December 31, 2000                              333,848                     12,125

Units purchased and transfers in                                        137                          0

Benefits, surrenders and transfers out                              (16,034)                      (514)

Units outstanding at June 30, 2001                                  317,951                     11,611


                                                                     Windsor                    Windsor
                                                                     Fund B                     Fund B
                                                                    Qualified               Non-Qualified

Units outstanding at December 31, 2000                              113,361                     35,851

Units purchased and transfers in                                        344                          0

Benefits, surrenders and transfers out                               (4,000)                       (44)

Units outstanding at June 30, 2001                                  109,705                      35,807


                                                                      CIGNA                     CIGNA
                                                                   High Yield                High Yield
                                                                   Fund, Inc.                Fund, Inc.
                                                                    Qualified               Non-Qualified

Units outstanding at December 31, 2000                               49,041                     116,052

Units purchased and transfers in                                          0                           0

Benefits, surrenders and transfers out                                  (88)                    (40,296)

Units outstanding at June 30, 2001                                   48,953                      75,756

The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                Accumulation         Aggregate          Monthly            Annuity
                                                Units                Value              Annuity Units      Unit Value

Seligman Growth Fund, Inc. Qualified            38,147             $  689,732           1,470              $ 6.2981002
Seligman Growth Fund, Inc. Non-Qualified         6,563             $   94,760             243              $ 5.0304059
Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund) Qualified           1,892             $   19,883             192              $ 3.6772379
Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund) Non-Qualified       1,289             $   13,246              47              $ 3.5969227
Delaware Group Decatur Fund, Inc. Qualified     22,593             $  640,833           2,982              $10.0464391
Delaware Group Decatur Fund, Inc. Non-Qualified 17,827             $  491,569             543              $ 9.6164145
Windsor Fund Qualified                          42,575             $1,093,516           1,367              $ 8.9900808
Dreyfus Third Century Qualified                 16,285             $  457,182             725              $ 5.1796016
Dreyfus Third Century Non-Qualified                355             $    8,767              19              $ 5.1108304
Windsor Fund B Qualified                         9,029             $  265,423             473              $ 3.5992741
Windsor Fund B Non-Qualified                     1,210             $   36,141             103              $ 2.2974362
AIM High Yield Qualified                         3,450             $   17,245              83              $ 2.5562404
AIM High Yield Non-Qualified                    12,005             $   60,835             501              $ 0.7316460

                                      -21-